UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

Otter Creek Long/Short Opportunity Fund

Annual Report
October 31, 2014

Investor Class
[OTCRX]
Institutional Class
[OTTRX]

TABLE OF CONTENTS

Shareholder Letter	1 - 3

Performance Information and Allocation of Portfolio Holdings	4

Schedule of Investments	5 - 10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14 - 15

Notes to Financial Statements	16 - 23

Report of Independent Registered Public Accounting Firm	24

Expense Example	25 - 26

Trustees and Executive Officers	27 - 28

Additional Information	29

Privacy Notice	30

December 5, 2014

Otter Creek Long/Short Opportunity Fund (OTTRX/OTCRX)

Dear Fellow Shareholders,

Since its launch on December 30, 2013 through October 31, 2014, the Otter Creek Long/Short Opportunity Fund (Institutional Class Shares) has produced a total return of +11.00%, compared to a +11.44% total return for the S&P 500 Index.  The Fund’s long and short investments contributed approximately 10.7% and 0.4% to the total return, respectively.  The largest positive contributor during the period was a long common stock position which contributed 1.28%.  The largest detractor was a short position that reduced performance by 0.92%.  We maintained long exposure of 68.37% and short exposure of 51.51% on average during the period, resulting in a net exposure of 16.86%.  All equity exposures are expressed as delta-adjusted percentages.

As of October 31, 2014, we maintain the following exposures:

	Long	Short	Net	Gross
Market Value as a % of Equity	76.8%	-38.4%	38.4%	115.2%
Delta-Adjusted Equity Exposure	74.3%	-48.7%	25.6%	123.0%

The goal of the Fund is to generate absolute risk-adjusted returns with a focus on long-term capital appreciation and below-average volatility by investing in opportunities, both long and short, that are driven by intensive fundamental analysis.  Below we show the Fund’s volatility and correlation, as expressed by its standard deviation relative to the S&P 500 Index.  Figures presented are since inception.

	OTTRX	S&P 500
Daily Standard Deviation	7.3%	13.6%

S&P 500 (Daily)
Correlation Coefficient (r)	-0.24
Coefficient of Determination (r2)	0.06

The Fund’s standard deviation has been significantly less than that of the S&P 500 and its return stream has had very little correlation to the S&P 500 return.  In fact, its correlation has been negative.  We are pleased that through the end of our first fiscal year, we have produced a positive absolute return with below-average volatility.  Both long and short investments contributed positively during the year.

During 2014 the S&P 500 has trended upwards throughout the year; yet, there have been four drawdowns of greater than 3%, including the most recent 7.28% drop into October.  Below we highlight the performance of the Otter Creek Long/Short Opportunity Fund during each period in which the S&P 500 declined by 3% or more.

PERIOD	S&P 500	OTTRX	OTTRX better/(worse) than S&P 500
12/31/13 – 02/03/14	-5.66%	+1.70%	7.36%
04/02/14 – 04/11/14	-3.92%	+1.33%	5.25%
07/24/14 – 08/07/14	-3.85%	-0.18%	3.67%
09/18/14 – 10/15/14	-7.28%	+1.19%	8.47%

We are pleased that we were able to provide downside protection during these time periods.  In summary, we believe that to date we have met our investment objective.

Current Investment Commentary

The October decline we reference above has been followed by a sharp rebound of 11.31% to a new all-time high reading of 2075 on the S&P 500 Index.  In our opinion the overall U.S. stock market appears fully valued – with a notable bifurcation between various sectors and market capitalizations.  According to Wilshire Associates, the Wilshire 5000, the index of the market value of all stocks actively traded in the United States, currently trades at 21 times trailing earnings.  Per Wall Street Journal figures, the S&P 500 and Russell 2000 indices trade at 19 times and 61 times trailing earnings, and 17 times and 20 times forward earnings estimates, respectively.  Historically, the S&P 500 has on average traded between 14 and 15 times forward earnings estimates.

Despite the significant move higher in equity markets, we have been finding compelling investment themes and attractive risk-adjusted ideas.  In our opinion, the low interest rate environment coupled with increasing flows into activist focused funds will likely drive merger and acquisition activity.  We believe the financial, specifically regional banks, the consumer staples and utilities sectors are candidates for consolidation activity.  Presently, we have 15.9% of net capital invested in financials, 5.7% invested in utilities and 11.7% in consumer staples.

Our short portfolio primarily consists of companies that in our view have one or more of the following characteristics: engage in aggressive accounting; maintain unsustainable valuations; companies with increasing competition and unsustainable earnings; companies in secularly challenged industries.  We have continued to find new attractive short opportunities as financial markets reach new highs.

We appreciate your investment in the Otter Creek Long/Short Opportunity Fund and please feel free to contact us with any questions.

Otter Creek Management, Inc.

Past performance is not a guarantee of future results.

Opinions expressed are those of the advisor and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk; Principal loss is possible. The Fund is non‐diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer‐term debt securities. Investments in lower‐rated and non‐rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in Asset‐Backed and Mortgage‐Backed securities include additional risks that investors should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in foreign securities involve political, economic, and currency risks, greater volatility, and differences in accounting methods. The Fund may use certain types of exchange traded funds or investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund's ability to sell its shares. Short sales of securities involve the risk that losses may exceed the original amount invested.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

One cannot invest directly in an index.

Delta-adjusted equity exposure is a representation of the portfolio's equity exposure which has been adjusted to take into account the combined effect of options and equity positions.

A company’s forecasted, or estimated, earnings made by analysts or by the company itself. Forward earnings differ from trailing earnings (which is the figure that is quoted more often) in that they are a projection and not a fact.

Forward Earnings is not a measure of the funds future performance.

Price to Earnings (P/E) ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Standard deviation is a measure of the dispersion of a set of data from its mean.

Correlation is a statistical measure of how two variables move in relation to each other.  The correlation coefficient (r) measures the strength and direction of a linear relationship between two variables.
The coefficient of determination (r2) is a measure used in statistical analysis to assess how well a model explains variance and predicts future outcomes; it allows us to determine how certain one can be in making predictions from a certain model.

This report must be preceded or accompanied by a prospectus.

The Otter Creek Long/Short Opportunity Fund is distributed by Quasar Distributors, LLC.

Otter Creek Long/Short Opportunity Fund

Performance Information
For the period ended October 31, 2014 (Unaudited)

	Last	Last	Last
	3 Months	6 Months	9 Months	Since Inception
Otter Creek Long/Short Opportunity Fund - Investor Class	1.28%	1.93%	9.69%	10.90% 1
Otter Creek Long/Short Opportunity Fund - Institutional Class	1.37%	2.11%	9.89%	11.00% 1
S&P 500 Index	5.05%	8.22%	14.96%	11.44% 2

A $100,000 investment in the Otter Creek Long/Short Opportunity Fund - Institutional Class

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

One cannot invest directly in an index.

Performance data represents past performance; past performance does not guarantee future results.  Performance data excludes the effect of applicable sales charges.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (855) 681-5261, or visiting www.ottercreekfunds.com.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption fees.

1  Not annualized.  Commenced operations on December 30, 2013.
2  Not annualized.  Since inception return as of December 30, 2013.

Allocation of Investments · October 31, 2014 (Unaudited)

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014

Shares		Value
COMMON STOCKS: 63.2%
Agriculture: 5.3%
40,000	Calavo Growers, Inc. **	$1,941,600
100,000	Limoneira Co.	2,566,000
		4,507,600
Apparel Retail: 2.2%
107,283	Performance Sports Group, Inc. *	1,848,486

Commercial Vehicle Component Manufacturers: 0.6%
109,094	Accuride Corp. *	525,833

Construction & Engineering: 0.5%
60,000	Great Lakes Dredge & Dock Corp. *	419,400

Financial Services: 3.9%
21,000	JPMorgan Chase & Co.	1,270,080
25,000	MasterCard, Inc. - Class A	2,093,750
		3,363,830
Food & Beverage: 4.1%
36,000	Campbell Soup Co.	1,590,120
15,000	Molson Coors Brewing Co. - Class B **	1,115,700
8,000	PepsiCo, Inc.	769,360
		3,475,180
Industrial Conglomerates: 2.6%
85,000	General Electric Co.	2,193,850

Industrial Products & Materials: 2.0%
25,000	Pentair PLC	1,676,250

Integrated Oil & Gas: 3.6%
35,000	Occidental Petroleum Corp. **	3,112,550

Investment Banking & Brokerage: 1.2%
35,000	Charles Schwab Corp.	1,003,450

Leisure Clubs & Facilities: 2.7%
42,000	Life Time Fitness, Inc. *	2,342,340

Metals & Glass Containers: 1.6%
29,000	Crown Holdings, Inc. *	1,389,970

Mortgage Insurance: 3.8%
360,000	MGIC Investment Corp. *	3,211,200

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014 (continued)

Shares		Value
Oil & Gas Exploration & Production: 2.8%
10,000	Anadarko Petroleum Corp.	$917,800
25,000	Devon Energy Corp. **	1,500,000
		2,417,800
Packaged Foods & Meats: 5.2%
13,240	Lancaster Colony Corp.	1,211,328
110,000	Snyder's-Lance, Inc.	3,276,900
		4,488,228
Pharmaceuticals: 1.4%
27,000	GlaxoSmithKline PLC - ADR	1,228,230

Property & Casualty Insurance: 2.2%
125,000	Old Republic International Corp. **	1,846,250

Regional Banks: 6.8%
116,055	Fox Chase Bancorp, Inc.	1,900,981
70,000	Metro Bancorp, Inc. *	1,752,800
122,000	State Bank Financial Corp.	2,186,240
		5,840,021
Specialty Chemicals: 4.4%
35,000	Ashland, Inc.	3,782,450

Sporting Goods Manufacturing: 0.6%
42,500	Escalade, Inc.	486,200

Utilities: 5.7%
48,000	American Water Works Co., Inc.	2,561,760
13,000	NextEra Energy, Inc.	1,302,860
30,910	SJW Corp.	987,883
		4,852,503
TOTAL COMMON STOCKS
(Cost $50,902,250)		$54,011,621

REAL ESTATE INVESTMENT TRUSTS: 8.4%
70,000	NorthStar Realty Finance Corp.	$1,300,600
50,000	Potlatch Corp.	2,199,500
40,000	Tanger Factory Outlet Centers Inc.	1,430,800
65,000	Weyerhaeuser Co.	2,200,900
		7,131,800
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $6,655,183)		$7,131,800

Principal		Value
CORPORATE BONDS: 0.6%
Commercial Vehicle Component Manufacturers: 0.6%
$500,000	Accuride Corp.
	9.500%, 8/1/2018 **	$520,625
TOTAL CORPORATE BONDS
(Cost $511,540)		$520,625

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014 (continued)

Principal			Value
CONVERTIBLE BONDS: 0.3%
Mortgage Insurance: 0.3%
$200,000		MGIC Investment Corp.
		9.000%, 4/1/2063 (Acquired 1/3/2014 and 4/3/2014, Cost $235,211) ^,**	$255,250
TOTAL CONVERTIBLE BONDS
(Cost $235,211)			$255,250

Shares			Value
INVESTMENT COMPANIES: 2.8%
110,000		Central Fund of Canada Ltd. - Class A	$1,277,100
100,000		MVC Capital, Inc.	1,127,000
TOTAL INVESTMENT COMPANIES
(Cost $2,547,033)			$2,404,100

OTHER SECURITIES: 1.6%
Miscellaneous Put Options: 1.6%			$1,394,290
TOTAL OTHER SECURITIES
(Cost $2,473,019)			$1,394,290

TOTAL INVESTMENTS IN SECURITIES: 76.9%
(Cost $63,324,236)			$65,717,686
Other Assets in Excess of Liabilities: 23.1%			19,788,816
TOTAL NET ASSETS: 100.0%			$85,506,502

	Percentages are stated as a percent of net assets.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At October 31, 2014, the value of these securities amounted to $255,250 or 0.3% of net assets.

	*	Non-income producing security.
	**	All or a portion of the shares have been committed as collateral for open securities sold short.
	ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT OCTOBER 31, 2014

Shares		Value
COMMON STOCKS: 28.7%
Airlines: 0.5%
13,000	Southwest Airlines Co.	$448,240

Application Software: 2.6%
35,000	Salesforce.com, Inc.	2,239,650

Automobile Manufacturers: 0.6%
2,000	Tesla Motors, Inc.	483,400

Automotive Retailers: 1.3%
20,000	CarMax, Inc.	1,118,200

Computer Hardware: 0.8%
4,000	International Business Machines Corp.	657,600

Construction & Farm Machinery & Heavy Trucks: 2.4%
20,000	Caterpillar, Inc.	2,028,200

Consumer Goods: 2.9%
70,000	Prestige Brands Holdings, Inc.	2,479,400

Distributors: 0.6%
8,000	Pool Corp.	477,600

Diversified Metals & Mining: 0.4%
6,000	BHP Billiton Ltd. - ADR	356,640

Food & Beverage: 0.2%
5,000	Fresh Del Monte Produce, Inc.	160,550

Food Retailers: 0.6%
17,000	Sprouts Farmers Market, Inc.	494,870

Health Care Technology: 2.4%
7,000	Athenahealth, Inc.	857,500
26,000	DexCom, Inc.	1,168,700
		2,026,200
Homefurnishing Retail: 0.7%
8,000	Restoration Hardware Holdings, Inc.	642,560

Internet Retail: 0.9%
2,500	Amazon.com, Inc.	763,650

SCHEDULE OF SECURITIES SOLD SHORT
AT OCTOBER 31, 2014 (continued)

Shares		Value
Internet Software & Services: 1.5%
5,500	Linkedin Corp. - Class A	$1,259,280

Investment Management: 1.6%
15,000	Franklin Resources, Inc.	834,150
7,000	T. Rowe Price Group, Inc.	574,630
		1,408,780
Life & Health Insurance: 1.0%
19,000	China Life Insurance Co. Ltd. - ADR	850,250

Medical Equipment: 1.5%
24,000	Align Technology, Inc.	1,262,880

Research & Consulting Services: 1.4%
30,000	FTI Consulting, Inc.	1,211,400

Restaurants: 1.6%
12,000	Del Frisco's Restaurant Group, Inc.	278,640
20,000	Fiesta Restaurant Group, Inc.	1,103,000
		1,381,640
Specialized Consumer Services: 0.7%
35,000	LifeLock, Inc.	591,850

Steel: 0.5%
10,000	United States Steel Corp.	400,400

Transportation & Logistics: 2.0%
22,000	C H Robinson Worldwide, Inc.	1,522,620
5,000	Con-way, Inc.	216,850
		1,739,470
TOTAL COMMON STOCKS
(Proceeds $23,564,461)		$24,482,710

REAL ESTATE INVESTMENT TRUSTS: 2.0%
24,000	Macerich Co.	$1,692,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,573,377)		$1,692,000

Principal		Value
CORPORATE BONDS: 0.7%
Research & Consulting Services: 0.7%
$600,000	FTI Consulting, Inc.
	6.750%, 10/1/2020	$636,000
TOTAL CORPORATE BONDS
(Proceeds $647,250)		$636,000

SCHEDULE OF SECURITIES SOLD SHORT
AT OCTOBER 31, 2014 (continued)

Principal			Value
U.S. GOVERNMENT SECURITIES: 7.0%
Government Notes: 7.0%
$6,000,000		United States Treasury Note
		2.375%, 8/15/2024	$6,023,904
TOTAL U.S. GOVERNMENT SECURITIES
(Proceeds $6,022,500)			$6,023,904

Total Securities Sold Short (Proceeds $31,807,588): 38.4%			$32,834,614

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

ASSETS:
Investments in securities, at value: (cost of $63,324,236)	$65,717,686
Deposits at brokers	30,118,297
Cash	23,483,286
Receivables:
Fund shares sold	113,678
Investment securities sold	3,040,955
Dividends and interest	17,742
Prepaid expenses	15,739
Total assets	122,507,383

LIABILITIES:
Securities sold short (proceeds $31,807,588, respectively)	32,834,614
Payables:
Securities purchased	4,032,468
Advisory fees	73,002
Administration and accounting fees	14,454
Transfer agent fees and expenses	10,200
Custody fees	1,551
Distribution (Rule 12b-1) fees	467
Accrued expenses and other payables	34,125
Total liabilities	37,000,881
NET ASSETS	$85,506,502

NET ASSETS CONSIST OF:
Paid in capital	$84,332,024
Accumulated net investment income	-
Accumulated net realized loss on investments	(191,946)
Net unrealized appreciation (depreciation) on:
Investments	3,472,179
Securities sold short	(1,027,026)
Purchased options	(1,078,729)
NET ASSETS	$85,506,502

INVESTOR CLASS:
Net Assets	$8,421,136
Shares issued (unlimited number of shares authorized without par value)	759,549
Net asset value, offering and redemption price per share	$11.09

INSTITUTIONAL CLASS:
Net Assets	$77,085,366
Shares issued (unlimited number of shares authorized without par value)	6,943,294
Net asset value, offering and redemption price per share	$11.10

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2014*

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $3,224)	$290,288
Interest	43,256
Total investment income	333,544

EXPENSES:
Investment advisory fees	371,246
Administration and accounting fees	70,469
Transfer agent fees and expenses	33,805
Audit fees	21,000
Chief Compliance Officer fees	10,000
Custody fees	7,052
Federal and state registration fees	35,147
Legal fees	7,232
Reports to shareholders	1,631
Trustee fees and expenses	4,343
Distribution (Rule 12b-1) fees - Investor Class	5,405
Other	10,571
Total expenses before dividends and interest on short positions	577,901
Dividends and interest on short positions	183,911
Fees waived by the Advisor	(151,695)
Net expenses	610,117
Net investment loss	$(276,573)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT AND OPTIONS
Net realized gain on transactions from:
Investments	$(287,601)
Securities sold short	139,535
Purchased options	232,693
Net change in unrealized gain (loss) on:
Investments	3,472,179
Securities sold short	(1,027,026)
Purchased options	(1,078,729)
Net realized and unrealized gain (loss) on investments	1,451,051
Net increase in net assets resulting from operations	$1,174,478

* Fund commenced operations on December 30, 2013.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2014*
OPERATIONS:
Net investment loss	$(276,573)
Net realized gain on investments, securities sold short and options	84,627
Net change in unrealized appreciation on investments, securities sold short and options	1,366,424
Net increase in net assets resulting from operations	1,174,478

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Investor Class shares	8,677,094
Institutional Class shares	76,768,162
Cost of shares redeemed
Investor Class shares**	(285,456)
Institutional Class shares***	(827,776)
Net increase in net assets from capital share transactions	84,332,024

TOTAL INCREASE IN NET ASSETS	85,506,502

NET ASSETS:
Beginning of period	-
End of period	$85,506,502
Accumulated net investment income	$-

CHANGES IN SHARES OUTSTANDING:
Shares sold:
Investor Class	785,739
Institutional Class	7,018,372
Shares redeemed:
Investor Class	(26,190)
Institutional Class	(75,078)
Net increase in shares outstanding	7,702,843

* Fund commenced operations on December 30, 2013.
** Net of redemption fees of	$890
*** Net of redemption fees of	$3,206

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund - Investor Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period from
	December 30, 2013(1)
	through
	October 31, 2014

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.12)
Net realized and unrealized gain on investments	1.21
Total from investment operations	1.09

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Paid in capital from redemption fees	0.00	*
Total distributions	-
Net asset value, end of period	$11.09

Total return	10.90%		(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$8,421.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived (4)	3.31%		(6)
After fees waived (4)	2.69%		(6)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived (5)	(1.96)%		(6)
After fees waived (5)	(1.34)%		(6)
Portfolio turnover rate	37%		(3)

*	Less than $0.005 per share.
(1)	Fund commenced operations on December 30, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratio excluding dividends and interest on short positions was 2.57% before fees waived and 1.95% after fees waived for the period ended October 31, 2014.
(5)	The net investment income ratios include dividends and interest on short positions.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund - Institutional Class

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period from
	December 30, 2013(1)
	through
	October 31, 2014

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.10)
Net realized and unrealized gain on investments	1.20
Total from investment operations	1.10

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Paid in capital from redemption fees	0.00	*
Total distributions	-
Net asset value, end of period	$11.10

Total return	11.00%		(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$77,085.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived (4)	3.06%		(6)
After fees waived (4)	2.44%		(6)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived (5)	(1.71)%		(6)
After fees waived (5)	(1.09)%		(6)
Portfolio turnover rate	37%		(3)

*	Less than $0.005 per share.
(1)	Fund commenced operations on December 30, 2013.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratio excluding dividends and interest on short positions was 2.32% before fees waived and 1.70% after fees waived for the period ended October 31, 2014.
(5)	The net investment income ratios include dividends and interest on short positions.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014

NOTE 1 - ORGANIZATION

The Otter Creek Long/Short Opportunity Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund commenced operations on December 30, 2013.

The Fund currently offers two classes of shares: Investor Class and Institutional Class.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s objective is to generate absolute risk-adjusted returns with a focus on long-term capital appreciation with below average volatility by investing in opportunities both long and short which are driven by intensive fundamental analysis.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2014. See the Schedule of Investments for industry breakouts.

Otter Creek Long/Short Opportunity Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$54,011,621	$-	$-	$54,011,621
Real Estate Investment Trusts	7,131,800	-	-	7,131,800
Corporate Bonds	-	520,625	-	520,625
Convertible Bonds	-	255,250	-	255,250
Investment Companies	2,404,100	-	-	2,404,100
Other Securities	-	1,394,290	-	1,394,290
Total Investments in Securities	$63,547,521	$2,170,165	$-	$65,717,686

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$24,482,710	$-	$-	$24,482,710
Real Estate Investment Trusts	1,692,000	-	-	1,692,000
Corporate Bonds	-	636,000	-	636,000
U.S. Government Securities	-	6,023,904	-	6,023,904
Total Securities Sold Short	$26,174,710	$6,659,904	$-	$32,834,614

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.  There were no transfers made into or out of Level 1, 2, or 3 during the period ended October 31, 2014.

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2014:

	Asset Derivatives as of October 31, 2014		Liability Derivatives as of October 31, 2014
Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Option Contracts	Investments in securities, at value	$1,394,290	None	$-
Total		$1,394,290		$-

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2014:
Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Option Contracts	Net realized and unrealized gain (loss) on investments and options	$232,693	$(1,078,729)

        For the period ended October 31, 2014, the Fund opened 21,539 long option contracts and closed 8,071 long option contracts, for $4,164,146 and $1,922,662 in premiums paid and received, respectively.  The average value of long options held during the period ended October 31, 2014 was $665,895.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2014, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. However, as of October 31, 2014, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Securities Sold Short.  The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

I.
Options Contracts.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Options are non-income producing securities.  At October 31, 2014, the Fund had 1.6% of net assets invested in purchased options.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. At an in-person meeting of the Board of Trustees held November 17-18, 2014, and at the recommendation of Otter Creek Management, Inc., the Board approved Otter Creek Advisors, LLC to serve as the new investment advisor of the Fund, subject to shareholder approval.  Otter Creek Advisors, LLC is a newly formed entity and affiliate of the Fund’s current investment advisor, Otter Creek Management, Inc.  Shareholders should expect to receive a proxy statement with more information regarding the new investment advisor in February 2015 and a request for their vote.  The Shareholder Meeting is scheduled to occur on or around February 27, 2015.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

K.
Recent Issued Accounting Pronouncements. In June 2014, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2014-11 "Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these disclosures will have on the Fund's financial statement disclosures.

L.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets related to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended October 31, 2014, the following adjustments were made:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$276,573	$(276,573)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Otter Creek Management, Inc., (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund.  For the period ended October 31, 2014, the Fund incurred $371,246 in advisory fees.

The Advisor has contractually agreed to limit each Fund’s investor class annual expense ratio before dividends and interest on short positions to 1.95% and  the Fund’s institutional class annual expense ratio before dividends and interest on short positions to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended October 31, 2014, the Advisor waived $151,695 in fees from the Otter Creek Long/Short Opportunity Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At October 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $151,695. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

Otter Creek Long/Short Opportunity Fund

Year of Expiration	Amount
October 31, 2017	$151,695

        Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees’ review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund. Fees paid by the Fund for Administration and Chief Compliance Officer Services for the period ended October 31, 2014, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments and U.S. Government securities) for the period ended October 31, 2014, were as follows:
	Purchases at Cost	Sales or Maturity Proceeds
Otter Creek Long/Short Opportunity Fund	$69,291,548	$8,254,999

There were no purchases or sales of long-term U.S. Government securities for the period ended October 31, 2014.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – October 31, 2014 (continued)

Otter Creek Long/Short Opportunity Fund*
Cost of investments	$63,325,241
Gross tax unrealized appreciation	5,013,381
Gross tax unrealized depreciation	(2,620,936)
Net tax unrealized appreciation (depreciation)	2,392,445
Undistributed ordinary income	12,048
Undistributed long-term capital gains	53,182
Total distributable earnings	65,230
Other accumulated gain (loss)	(1,283,197)
Total accumulated gain (loss)	$1,174,478

* Fund commenced operations on December 30, 2013.

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the timing differences related to wash sales.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions to shareholders during the fiscal year ended October 31, 2014.

NOTE 6 – CREDIT FACILITY

        U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $7,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the period ended October 31, 2014, the Fund did not utilize its line of credit facility.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Otter Creek Long/Short Opportunity Fund and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of Otter Creek Long/Short Opportunity Fund, a series of Professionally Managed Portfolios (the Trust), including the schedule of investments, as of October 31, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 30, 2013 (commencement of operations) to October 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Otter Creek Long/Short Opportunity Fund as of October 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period December 30, 2013 to October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2014

Otter Creek Long/Short Opportunity Fund

EXPENSE EXAMPLE   For the Six-Months Ended October 31, 2014 (Unaudited)

As a shareholder of the Otter Creek Long/Short Opportunity Fund you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 – October 31, 2014).

Actual Expenses

     The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts ("IRA") will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Otter Creek Long/Short Opportunity Fund

EXPENSE EXAMPLE   For the Six-Months Ended October 31, 2014 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
Otter Creek Long/Short Opportunity Fund - Investor Class	May 1, 2014	October 31, 2014	During the Period *
Actual **	$1,000.00	$1,019.30	$13.69
Hypothetical (5% annual return before expenses) ***	$1,000.00	$1,011.64	$13.64

*
The actual expenses are equal to the Fund's annualized expense ratio of 2.69%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six-month period.  The hypothetical expenses are equal to the Fund's annualized expense ratio of 2.69%, multiplied by 184/365 to reflect the most recent six-month period.

**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $9.92 and the Fund's annualized expense ratio would be 1.95%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $9.91 and the Fund's annualized expense ratio would be 1.95%.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
Otter Creek Long/Short Opportunity Fund - Institutional Class	May 1, 2014	October 31, 2014	During the Period *
Actual **	$1,000.00	$1,021.10	$12.38
Hypothetical (5% annual return before expenses) ***	$1,000.00	$1,012.96	$12.33

*
The actual expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six-month period.  The hypothetical expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by 184/365 to reflect the most recent six-month period.

**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $8.66 and the Fund's annualized expense ratio would be 1.70%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $8.64 and the Fund's annualized expense ratio would be 1.70%.

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.
Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The Univ. of Virginia Law School Fdn.
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Direxion Funds since 2013; formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC 1997-2013.	1	Interested Trustee, Direxion Funds

Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.

Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S. Bancorp Fund Services, LLC, since April 2005	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer (and other positions), U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers.

Otter Creek Long/Short Opportunity Fund

ADDITIONAL INFORMATION

Information About Proxy Voting (Unaudited)

        A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 681-5261 or by accessing the SEC’s website at www.sec.gov.

        Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free (855) 681-5261 or by accessing the SEC’s website at www.sec.gov.

Information About Portfolio Holdings (Unaudited)

        The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 681-5261.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund posts its portfolio holdings on its website at www.ottercreekfunds.com within 60 business days after fiscal quarter end.

Householding (Unaudited)

        In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more account are from the same family.  If you would like to discontinue householding for your accounts, please call (414) 765-5316 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Information About the Fund’s Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling   (855) 681-5261.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.ottercreekfunds.com.

Otter Creek Long/Short Opportunity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;
•  Information you give us orally; and
•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Otter Creek Management, Inc.
222 Lakeview Avenue, Suite 1100
West Palm Beach, Florida 33401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(855) 681-5261

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

Fund Information

Fund	Symbol	CUSIP
Otter Creek Long/Short Opportunity Fund – Investor Class	OTCRX	74316J334
Otter Creek Long/Short Opportunity Fund – Institutional Class	OTTRX	74316J342

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Otter Creek Long/Short Opportunity Fund

FYE 10/31/2014
Audit Fees	$18,500
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 10/31/2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2014
Registrant	N/A
Registrant’s Investment Advisor	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President

Date  January 8, 2015

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President

Date  January 8, 2015

By (Signature and Title) /s/ Eric C. VanAndel
                                           Eric C. VanAndel, Treasurer

Date  January 8, 2015

* Print the name and title of each signing officer under his or her signature.